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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21558


                   	Pioneer Short Term Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  August 31

Date of reporting period:  May 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Pioneer Short Term Income Fund
Schedule of Investments  05/31/2010

PrincipaFloating                                                       Value
Amount (Rate (d)
              CONVERTIBLE CORPORATE BONDS - 0.2 %
              Energy - 0.2 %
              Oil & Gas Drilling - 0.2 %
 500,000      Transocean Sedco, 1.625%, 12/15/37                   $  486,250
              Total Energy                                         $  486,250
              Banks - 0.1 %
              Regional Banks - 0.0 %
 140,000      National City Corp., 4.0%, 2/1/11                    $  141,050
              Total Banks                                          $  141,050
              TOTAL CONVERTIBLE CORPORATE BONDS
              (Cost  $637,362)                                     $  627,300
              ASSET BACKED SECURITIES - 7.1 %
              Materials - 0.1 %
              Steel - 0.1 %
 287,176      Ameriquest Mortgage Securities, Floating Rate Note, 8$  270,665
              Total Materials                                      $  270,665
              Banks - 3.0 %
              Diversified Banks - 0.0 %
  38,202  0.00Wells Fargo Home Equity, Floating Rate Note, 4/25/37 $   36,562
              Thrifts & Mortgage Finance - 2.9 %
 195,615  0.00ACE 2005-HE7 A2C, Floating Rate Note, 11/25/35       $  187,583
 359,664  0.00ACE Securities Corp., Floating Rate Note, 5/25/36       354,112
 747,036  0.00Bayview Financial Acquisition, Floating Rate Note, 5/         0
 394,775  0.62Bayview Financial Acquisition, Floating Rate Note, 8/         0
 286,997  0.00Bear Stearns Asset Backed Securities, Inc., Floating    274,270
 598,346  0.00Bear Stearns Asset Backed Securities, Inc.              542,205
 323,359      BEAR STEARNS ASSET FLT, 8/25/36                         306,780
 331,090  0.00Carrington Mortgage Loan Trust, Floating Rate Note, 1   314,310
 198,000  0.00Citigroup Mortgage Loan Trust, Floating Rate Note, 7/   185,142
 117,344  0.00Countrywide Asset Backed Certificates, Floating Rate    113,784
 366,661  0.00Countrywide Asset Backed Certificates, Floating Rate    171,671
 531,928  0.00Countrywide Asset-Backed Certificates, Floating Rate    484,888
 330,000  0.00Countrywide Asset-Backed Certificates, Floating Rate    282,402
 642,626  0.00Countrywide Asset-Backed Certificates, Floating Rate    623,715
 289,334  5.07Countrywide Asset-Backed Certificates, Floating Rate    282,126
 388,037  5.56CRMSI 2006-2 A3, Floating Rate Note,  9/25/36           389,471
 239,000  5.68CWL 2006-15 A2, Floating Rate Note, 10/25/46            226,538
 122,025  0.00GSAMP Trust, Floating Rate Note, 3/25/35                117,997
  62,745  0.00GSAMP Trust, Floating Rate Note, 8/25/36                 60,472
 631,199  0.00HEMT 2004-6 M2, 5.321%, 4/25/35                         412,994
 469,340  0.00Local Insight Media Finance LLC, 5.88%, 10/23/37        281,604
  79,851  0.00Morgan Stanley ABS Capital I, Floating Rate Note, 10/    78,792
  32,840  0.00Option One Mortgage Trust, Floating Rate Note, 5/25/3    31,417
 761,886  0.00Popular ABS Mortgage Pass Through Trust, 5.181%, 9/25   522,396
 627,244  0.00RAAC Series, Floating Rate Note, 6/25/35                602,481
 240,000  0.67RASC 2005-KS7 M1, Floating Rate Note,  8/25/35          188,513
 214,127  0.00SASC 2006-BC2 A2, Floating Rate Note,  9/25/36          206,816
 116,968  1.21SAST 2002-1 M1, Floating Rate Note, 1/25/32              61,965
 325,714  0.00Soundview Home Equity Loan, Floating Rate Note, 8/25/   317,875
                                                                   $7,622,319
              Total Banks                                          $7,658,881
              Diversified Financials - 4.1 %
              Asset Management & Custody Banks - 0.1 %
 586,696  0.00SPSAC 1998-1 A1, Floating Rate Note, 3/25/28         $  352,754
   6,897  0.00TMTS 2005-7SL A1, Floating Rate Note, 7/25/35             6,819
                                                                   $  359,573
              Consumer Finance - 0.5 %
 305,993  0.00RFMS2 2003-HI1 M1, 5.27%, 4/25/28                    $  251,142
1,311,918     Specialty Underwriting & Resid, Floating Rate Note, 9 1,267,026
                                                                   $1,518,168
              Diversified Finance Services - 0.4 %
  77,597  0.00Asset Backed Securities Corp., Floating Rate Note, 8/$   77,445
 179,274  0.00DT Auto Owner Trust, 5.92%, 10/15/15                    179,097
 750,210  0.00JP Morgan Mortgage Acquisition, Floating Rate Note, 8   739,620
                                                                   $  996,162
              Specialized Finance - 3.0 %
 266,262  0.00Aegis Asset Backed Securities, Floating Rate Note, 1/$  161,504
 706,777  0.59Aegis Asset Backed Securities, Floating Rate Note, 9/   679,250
1,071,99  0.00Conseco Finance, Inc., 7.05%, 4/15/32                 1,100,124
 223,713  0.00Conseco Finance, Inc., Floating Rate Note, 11/15/32     224,860
 215,000  0.00Dominos Pizza Master Issuer LLC, 5.261%, 4/25/37        200,482
 200,000  0.00Dominos Pizza Master Issuer LLC, 7.629%, 4/25/37        172,502
 100,000      Dunkin Brands Master Finance, 5.779%, 6/20/31            98,659
 685,000  0.00Dunkin Brands Master Finance LLC,  8.28%, 6/20/31 (14   633,817
  76,364  0.00Mastr Asset Backed Security Trust, 0.67375%,  5/25/35    72,583
 132,832  0.00New Century Home Equity Loan, Floating Rate Note, 3/2   128,269
3,958,27  0.00New Century Home Equity Loan Trust, Floating Rate Not 3,771,198
  26,220  0.00Nomura Home Equity Trust, Floating Rate Note, 3/25/36    25,930
 380,000  0.63SLMA 2004-10 A6B, Floating Rate Note, 4/27/26           367,840
                                                                   $7,637,018
              Total Diversified Financials                         $10,510,921
              TOTAL ASSET BACKED SECURITIES
              (Cost  $20,796,361)                                  $18,440,467
              COLLATERALIZED MORTGAGE OBLIGATIONS - 29.5 %
              Materials - 0.0 %
              Steel - 0.0 %
   5,453  0.00MLMI 2005-A2 A4, 4.48%, 2/25/35                      $        0
              Total Materials                                      $        0
              Banks - 10.6 %
              Thrifts & Mortgage Finance - 10.5 %
 421,940  0.00ABN Amro Mortgage Corp., 4.75%, 5/25/18              $  425,635
  43,629  0.00CDMC 2003-2P A3 5.45%, 11/25/19                          44,562
 741,866  0.00Chase Commercial Mortgage Securities Corp., Floating    762,362
 298,956  0.00Citigroup Commercial Mortgage, 4.639%, 5/15/43          304,094
 854,080      Citigroup Commercial Mortgage, Floating Rate Note, 3/   868,768
 634,123  0.00CMLTI 2003-UP3 A1, 7.0%, 9/25/33                        644,698
 314,417  0.00CMLTI 2005-1 2A1A, Floating Rate Note, 4/25/35          186,333
 608,704  0.00CMLTI 2005-9 2SX2, 5.5%, 11/25/35                        72,557
 104,894  0.00CMOT 44 F, Floating Rate Note,  7/1/18                  104,903
2,275,69  0.00Countrywide Home Loans, Inc., 5.5%, 10/25/32          2,291,443
 210,744  0.00Downey Savings & Loan, 0.83625%,  07/19/44              141,916
 513,378  0.00GECMC 2005-C1 A2, 4.353%, 6/10/48                       518,601
1,260,96  0.00GS Mortgage Securities Corp. II, 4.602% , 8/10/38     1,270,317
  78,250  0.00Impac Cmb Trust, Floating Rate Note, 11/25/34            23,843
2,147,64  0.00Impac Cmb Trust, Floating Rate Note, 9/25/34          1,553,001
  26,209  0.00JP Morgan Chase Commercial Mortgage, 4.79%, 10/15/42     26,211
  99,413  0.00JP Morgan Mortgage Trust, Floating Rate Note, 11/25/3    97,712
 326,091  0.00JP Morgan Mortgage Trust, 6.0%, 8/25/36                  32,986
 596,456  0.00JPMCC 2004-CB8 A1A, 4.158%, 1/12/39                     595,600
 638,736  0.00JPMCC 2004-CB8 A2, 3.837%, 1/12/39                      643,297
 625,516  0.75LBSBC 2005- 2 A M2, Floating Rate Note, 9/25/30         139,678
 670,677  0.00LBSBC 2007- 2 A1, 5.57%, 3/25/37                        581,531
2,500,00  0.00LBUBS 2001-C2 C, 6.975%, 9/15/34                      2,561,851
  24,001  0.00LBUBS 2002-CA A3, 6.226%, 3/15/26                        24,179
 398,179  0.00LBUBS 2005-C2 A2, 4.81%, 4/15/30                        398,162
 145,959  0.00LB-UBS Commercial Mortgage, 6.058%,  06/15/20                 0
1,009,86  0.00LB-UBS Commercial Mortgage, 4.201%, 12/15/29          1,022,819
1,202,75  0.00LB-UBS Commercial Mortgage, 6.51%, 12/15/26           1,215,076
 350,016  0.00MASTR Alternative Loans Trust, 4.5%, 1/25/15            343,081
  85,890  0.00Merrill Lynch Mortgage Trust, 4.556%, 6/12/43            85,851
 375,000  5.44Merrill Lynch/Countrywide Comm, Floating Rate Note, 3   380,453
1,596,06  0.00RAAC Series, 6.0%, 1/25/32                            1,588,110
1,251,85  0.00Residential Asset Mortgage, Products, Inc.            1,224,650
 375,305  0.00SAMI 2007-AR4 A1, Floating Rate Note, 9/25/47           368,076
 243,914  0.00SEMT 2004-10 A2, Floating Rate Note, 11/20/34           208,338
 768,812  0.00SEMT 2005-1 A2, 5.8325%, 2/20/35                        612,691
 921,290  0.00Structured Asset Mortgage Investments, Inc.             462,672
 261,201  0.00Thornburg Mortgage Securities, Inc., Floating Rate No   265,477
 567,405  0.00Thornburg Mortgage Securities, Inc., Floating Rate No   529,277
  47,094  0.00Wachovia Bank Commercial Mortgage, 4.516%, 5/15/44       47,084
 400,000  4.96Wachovia Bank Commercial Mortgage, 4.957%, 8/15/35      405,659
 450,000      Wachovia Bank Commercial Mortgage, 5.416%, 1/15/45      454,530
113,307,  0.00Wachovia Bank Commercial Mortgage Trust, Floating Rat   175,547
1,690,38  0.00Wells Fargo Mortgage Backed Securities, 4.75%, 4/25/2 1,693,558
 277,821  0.00Wells Fargo Mortgage Backed Securities, 5.0%, 11/25/3   286,376
 323,905  0.00Wells Fargo Mortgage Backed Securities, 5.5%, 5/25/35   326,195
 105,040  0.00Wells Fargo Mortgage Backed Securities, Floating Rate   104,545
 451,927  0.00Wells Fargo Mortgage Backed Securities, Floating Rate   452,313
 189,064  4.57WFMBS 2003-N-1A1, Floating Rate Note, 12/25/33          189,835
 525,000  4.76WFMBS 2004-L A6, Floating Rate Note, 7/25/34            536,493
                                                                   $27,292,946
              Total Banks                                          $27,292,946
              Diversified Financials - 7.0 %
              Asset Management & Custody Banks - 0.2 %
 242,243  0.00Freddie Mac Reference, 4.75%,  07/15/15              $  247,042
 224,007  0.00Terwin Mortgage Trust, Floating Rate Note, 10/25/37     221,072
                                                                   $  468,114
              Diversified Finance Services - 6.2 %
1,695,10  0.00American Home Mortgage Investment Corp., Floating Rat$1,544,128
1,290,14  0.00American Home Mortgage Investment Corp., Floating Rat   779,101
 618,420  3.61Banc of America Mort 3.614%                             593,594
 400,000  2.94Banc of America Mortgage Securities, Floating Rate No   375,092
 410,000  0.00Banc of America Mortgage Securities, Inc., 5.0%, 8/25   411,411
 218,089  0.00Bear Stearns Alt-A Trust, Floating Rate Note, 11/25/3   178,135
1,864,14  0.00Citicorp Mortgage Securities, 4.75%, 8/25/34          1,877,799
1,013,25  0.00Citicorp Mortgage Securities, 5.5%, 12/25/33          1,019,328
  57,900  0.00First Horizon Mortgage Pass- Through Trust, 12/27/32     55,921
  90,557  0.00First Horizon Mortgage Pass- Through Trust, 2/25/34      89,859
   8,527  0.00Greenwich Capital Commercial Funding Corp., 4.022%, 1     8,527
 568,238      Morgan Stanley Dean Witter, 4.25%, 12/13/41             581,301
3,053,34  0.00RALI 2005-QA10 A41, 5.7412%, 9/25/35                  2,116,607
 319,921  0.00Residential Accredit FLT, 1/25/34                       299,592
 827,107  0.00Residential Accredit FLT, 10/25/17                      798,781
4,134,43  0.00Residential Accredit Loans, Inc., 5.0%, 8/25/18       4,227,819
 951,096  0.00Residential Accredit Loans, Inc., 5.75%, 10/25/33       956,335
                                                                   $15,913,330
              Investment Banking & Brokerage - 0.4 %
 250,000  0.00Bear Stearns Commercial Mortgage, Floating Rate Note,$  252,850
 939,326  0.00Lehman Brothers, Floating Rate Note, 5.56%, 9/15/21 (   849,754
22,521,8  0.00MSDWC 2000-1345 X, 0.7259%, 9/3/15                       38,015
                                                                   $1,140,619
              Specialized Finance - 0.2 %
 579,017  0.00Indymac Index Mortgage Loan Trust, Floating Rate Note$  548,441
              Total Diversified Financials                         $18,070,504
              Real Estate - 1.5 %
              Mortgage Real Estate Investment Trusts - 1.5 %
 445,277  0.00Credit Suisse First Boston Mortgage, 7.5%, 5/25/32   $  450,797
 401,826  0.00Credit Suisse First Boston Mortgage, Floating Rate No   382,191
2,447,59  0.00CS First Boston Mortgage Security, 7.13%, 11/15/30    2,465,848
 221,675  1.75CS First Boston Mortgage Security, Floating Rate Note   207,035
 109,146  0.00CS First Boston Mortgage Security, Floating Rate Note    23,406
 277,499  0.00CSFB 2004-C2 A1, 3.819%, 5/15/36                        276,942
                                                                   $3,806,219
              Total Real Estate                                    $3,806,219
              Government - 10.5 %
 557,516  0.00Fannie Mae Benchmark Remic, 5.45%, 12/25/20          $  599,936
1,646,04  0.00Fannie Mae Grantor Trust, Floating Rate Note, 7/25/43 1,691,465
5,173,928     Fannie Mae Grantor, Floating Rate Note,  10/25/40     5,399,869
3,000,000     Fannie Mae REMICS, 5.0%,  5/15/29                     3,181,906
 330,703  0.00Fannie Mae REMICS, 5.69%, 1/25/32                       348,558
1,748,790     Fannie Mae Whole Loan, Floating Rate Note, 7/25/42    1,847,160
 444,322  0.00Fannie Mae, 6.0%, 6/25/29                               482,992
 315,759  0.00Federal Home Loan Mortgage Association, 5.0%, 6/25/28   323,982
     811  0.00Federal Home Loan Mortgage Association, 6.0%, 4/25/36       830
 460,286  0.00Federal National Mortgage Association, 5.5%, 4/25/30    476,236
 461,764  0.00FREDDIE MAC, 4.5%, 8/15/17                              482,579
 878,395  0.00Freddie Mac, 5.5%, 10/15/35                             942,530
 414,089      Freddie Mac REMICS, 3.25%,  6/15/17                     424,893
1,521,78  0.00Freddie Mac REMICS, 3.4%, 7/1/19                      1,554,794
3,044,79  0.00Freddie Mac REMICS, 3.9478,%                          3,046,702
1,818,90  0.00Freddie Mac REMICS, 4.0%, 06/15/22                    1,894,262
 245,505  0.00Freddie Mac REMICS, 5.0%, 08/15/31                      256,464
1,500,00  0.00Freddie Mac REMICS, 5.0%, 11/15/28                    1,579,150
 284,654  0.00Freddie Mac REMICS, 6.0%, 4/15/27                       289,223
  65,398  0.00Freddie Mac, 4.0%, 12/15/12                              66,966
  14,870  0.00Freddie Mac, 4.0%, 4/15/22                               15,035
  92,771  0.00Freddie Mac, 5.5%, 6/15/32                               94,817
  92,771  0.00Freddie Mac, 6.0%, 6/15/32                               94,941
  75,230  0.00Freddie Mac, 6.1%, 9/15/18                               74,835
1,000,000     Government National Mortgage, 3.025%, 2/16/30         1,013,966
 614,456      Government National Mortgage A, Floating Rate Note, 6   630,422
 426,402  0.00GSR Mortgage Loan Trust, 4.1408%,  06/25/34             420,815
                                                                   $27,235,328
              Total Government                                     $27,235,328
              TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
              (Cost  $80,157,570.35)                               $76,404,997
              CORPORATE BONDS - 20.2 %
              Energy - 2.5 %
              Integrated Oil & Gas - 0.2 %
 500,000      BP Capital Markets Plc, 3.125%, 3/10/12              $  507,502
              Oil & Gas Equipment And Services - 0.7 %
 500,000  0.00Sevan Marine ASA, Floating Rate Note, 5/14/13 (144A) $  395,000
2,500,00 11.99Sevan Marine ASA, Floating Rate Note, 10/24/12 (144A)   346,620
 500,000      Weatherford International, Inc., 5.95%, 6/15/12         532,271
 650,000      Weatherford International, Inc., 6.625%, 11/15/11       689,493
                                                                   $1,963,384
              Oil & Gas Exploration & Production - 0.5 %
 250,000      Ras Laffan LNG, 3 4.5%, 9/30/12 (144A)               $  257,886
1,000,000     TNK-BP Finance SA, 7.5%, 3/13/13 (144A)               1,007,500
                                                                   $1,265,386
              Oil & Gas Refining & Marketing - 1.0 %
1,500,000     Premcor Refining Gro, 6.125%,  05/01/11              $1,544,138
1,000,000     Sunoco, Inc., 6.75%, 4/1/11                           1,037,420
                                                                   $2,581,558
              Oil & Gas Storage & Transportation - 0.1 %
 250,000      NGPL Pipeco LLC, 6.514%, 12/15/12 (144A)             $  256,155
              Total Energy                                         $6,573,985
              Materials - 0.6 %
              Diversified Metals & Mining - 0.2 %
 305,000      Rio Tinto Finance Plc, 8.95%, 5/1/14                 $  366,414
              Industrial Gases - 0.2 %
 500,000      Airgas, Inc., 2.85%, 10/1/13                         $  505,004
              Specialty Chemicals - 0.2 %
 536,000      Cytec Industries, Inc., 4.6%, 7/1/13                 $  561,797
              Total Materials                                      $1,433,215
              Capital Goods - 1.0 %
              Industrial Conglomerates - 0.2 %
 500,000      Tyco Electronics Group SA, 6.0%, 10/1/12             $  539,503
              Industrial Machinery - 0.2 %
 500,000      Ingersoll-Rand Global Holding, 9.5%, 4/15/14         $  614,076
              Trading Companies & Distributors - 0.6 %
 440,000      GATX Corp., 4.75%, 10/1/12                           $  460,827
1,000,000     Glencore Funding LLC, 6.0%, 4/15/14 (144A)              988,354
                                                                   $1,449,181
              Total Capital Goods                                  $2,602,760
              Commercial Services & Supplies - 0.1 %
              Environmental & Facilities Services - 0.1 %
 306,000      Allied Waste North America, Inc., 5.75%,  02/15/11   $  314,189
              Total Commercial Services & Supplies                 $  314,189
              Automobiles & Components - 0.2 %
              Automobile Manufacturers - 0.2 %
 500,000      Daimler Chrysler NA Holding Corp., 5.875%, 3/15/11   $  515,447
              Total Automobiles & Components                       $  515,447
              Consumer Durables & Apparel - 0.7 %
              Home Furnishings - 0.1 %
 252,000      Mohawk Industries, Inc., 6.5%, 1/15/11               $  255,150
              Household Appliances - 0.2 %
 500,000      Whirlpool Corp., 5.5%, 3/1/13                        $  532,793
              Housewares & Specialties - 0.4 %
1,000,000     Fortune Brands, Inc., 3.0%, 6/1/12                   $1,011,339
              Total Consumer Durables & Apparel                    $1,799,282
              Media - 0.3 %
              Broadcasting - 0.3 %
 750,000      Discovery Communications LLC, 3.7%, 6/1/15           $  752,567
              Total Media                                          $  752,567
              Food Beverage & Tobacco - 0.4 %
              Agricultural Products - 0.2 %
 465,000      CARGILL Inc., 5.2%, 1/22/13 (144A)                   $  498,658
              Soft Drinks - 0.2 %
 500,000      Pepsico, Inc., 5.15%, 5/15/12                        $  537,342
              Total Food Beverage & Tobacco                        $1,036,000
              Health Care Equipment & Services - 0.7 %
              Health Care Facilities - 0.1 %
 300,000      Universal Health Services, Inc., 6.75%, 11/15/11     $  319,336
              Health Care Services - 0.4 %
1,000,000     Express Scripts, Inc., 5.25%, 6/15/12                $1,070,083
              Managed Health Care - 0.1 %
 500,000      Wellpoint, Inc., 5.0%, 1/15/11                       $  511,277
              Total Health Care Equipment & Services               $1,900,696
              Pharmaceuticals & Biotechnology - 1.1 %
              Biotechnology - 0.4 %
 900,000      Biogen Idec, Inc., 6.0%, 3/1/13                      $  985,744
              Life Sciences Tools & Services - 0.5 %
 750,000      Life Technologies Co., 3.375%, 3/1/13                $  761,466
 475,000      Thermo Fisher Scientific, Inc., 2.15%, 12/28/12         479,046
                                                                   $1,240,512
              Pharmaceuticals - 0.2 %
 500,000      Abbott Laboratories, Inc., 5.15%, 11/30/12           $  545,685
              Total Pharmaceuticals & Biotechnology                $2,771,941
              Banks - 2.3 %
              Diversified Banks - 1.5 %
 350,000  0.00Alfa Div Pymt Rights Fin, Floating Rate Note, 12/15/1$  332,506
1,500,000     Barclays Bank Plc, 2.5%, 1/23/13                      1,472,676
1,000,000     Santander US Debt SA, Floating Rate Note, 3/30/12 (14   969,336
 820,000      Wachovia Corp., 5.25%, 8/1/14                           870,132
 250,000      Wells Fargo Co., 4.375%, 1/31/13                        261,764
                                                                   $3,906,414
              Regional Banks - 0.7 %
 300,000      American Express Bank FSB, 5.5%, 4/16/13             $  323,864
 500,000      BB&T Corp., 5.7%, 4/30/14                               545,547
 500,000      KeyBank NA, 5.5%, 9/17/12                               526,484
 275,000      KeyBank NA, 5.8%, 7/1/14                                291,802
 215,000      Keycorp, 6.5%, 5/14/13                                  232,780
                                                                   $1,920,477
              Total Banks                                          $5,826,891
              Diversified Financials - 5.2 %
              Asset Management & Custody Banks - 0.1 %
 300,000      Franklin Resources, 3.125.%, 5/20/15                 $  301,599
              Consumer Finance - 0.9 %
 476,000      American Express Credit Corp., Floating Rate Note, 2/$  468,817
 380,000      American Honda Finance Corp., 6.7%, 10/1/13 (144A)      430,335
 500,000      American Honda Finance Corp., 2.375%, 3/18/13           503,821
 900,000      American Honda Finance Corp., 5.125%, 12/15/10          919,264
 100,000      John Deere Capital Corp., 2.875%, 6/19/12               103,556
 100,000      Nissan Motor Acceptance Corp., 4.5%, 1/30/15 (144A)     102,803
                                                                   $2,528,596
              Diversified Finance Services - 3.4 %
 500,000      American Express Travlers, 5.25%, 11/21/11           $  519,499
 250,000      Caelus Re II Ltd., Floating Rate Note, 5/24/13          248,125
1,000,000     Citigroup, Inc., 5.0%, 9/15/14                          988,735
 250,000  2.90Citigroup, Inc., Floating Rate, 3/16/12                 243,521
1,000,000     GATX  Corp., 5.5%, 2/15/12                            1,043,685
 800,000      General Electric Cap Corp., 4.0%, 2/15/12               814,172
1,000,000     General Electric Capital Corp., 5.5%, 11/15/11        1,013,705
  50,000      General Electric Capital Corp., 5.5%, 4/28/11            51,809
 500,000      JP Morgan Chase & Co., Floating Rate Note, 2/26/13      499,029
2,000,000     JPMorgan Chase & Co., 1.65%, 2/23/11                  2,014,638
 100,000      JPMorgan Chase & Co., 3.125%, 12/1/11                   103,336
 250,000      Lodestone Re Ltd., 0.0%  05/17/13 (144A)                248,850
 669,359  0.00Power Receivables Finance, LLC, 6.29%, 1/1/12 (144A)    683,811
 250,000      Residential Reinsurance 2010 L, Floating Rate Note, 6   249,775
                                                                   $8,722,690
              Investment Banking & Brokerage - 0.5 %
 500,000      Merrill Lynch & Co. 5.45%, 2/5/13                    $  521,707
 800,000      Morgan Stanley, Floating Rate Note, 5/14/13             798,552
                                                                   $1,320,259
              Specialized Finance - 0.2 %
 500,000      National Rural Utilities, 5.4%, 10/15/13             $  541,996
              Total Diversified Financials                         $13,415,140
              Insurance - 1.4 %
              Life & Health Insurance - 0.6 %
 500,000      Jefferson-Pilot Corp., 4.75%, 1/30/14                $  513,419
 500,000      Principal Financial Group, Inc., 7.875%, 5/15/14        572,709
 500,000      Prudential Financial, Inc., 5.1%, 9/20/14               530,019
                                                                   $1,616,147
              Multi-Line Insurance - 0.0 %
  50,000      Allstate Life Global, 5.375%, 4/30/13                $   54,534
              Reinsurance - 0.8 %
 500,000  7.19Blue Fin Ltd., Floating Rate Note, 4/10/12           $  467,600
 250,000      Foundation Re III Ltd., Floating Rate Note, 2/3/14      246,450
 250,000 12.03Globecat Ltd Cat Bond, Floating Rate Note, 1/2/13 (14   230,575
 250,000      Mystic Re Ltd., Floating Rate Note, 6/7/11              251,550
 250,000      Residential Reinsurance 2007, Floating Rate Note, 6/7   250,100
 500,000      Residential Reinsurance 2007 L, Floating Rate Note, 6   500,000
                                                                   $1,946,275
              Total Insurance                                      $3,616,956
              Real Estate - 1.7 %
              Diversified Real Estate Activities - 0.2 %
 350,000      Westfield Group, 5.4%, 10/1/12                       $  371,095
              Diversified Real Estate Investment Trusts - 0.3 %
 685,000      Dexus Finance Pty Ltd., 7.125%, 10/15/14             $  746,566
              Office Real Estate Investment Trusts - 0.1 %
 250,000      Mack-Cali Realty LP, 5.125%, 2/15/14                 $  253,953
              Retail Real Estate Investment Trusts - 0.8 %
 500,000      Developers Diversified Realty, 5.375%, 10/15/12      $  495,760
 500,000      Simon Property Group, 4.6%, 6/15/10                     500,493
 250,000      Simon Property Group LP, 4.875%, 8/15/10                251,176
 773,000      Simon Property Group LP, 5.0%, 3/1/12                   808,150
                                                                   $2,055,579
              Specialized Real Estate Investment Trusts - 0.3 %
 780,000      Hospitality Properties Trust, 7.875%, 8/15/14        $  857,328
              Total Real Estate                                    $4,284,521
              Software & Services - 0.2 %
              Internet Software & Services - 0.2 %
 550,000      GTP Towers Issuer LLC, 4.436%, 2/15/15 (144A)        $  564,878
              Total Software & Services                            $  564,878
              Technology Hardware & Equipment - 0.9 %
              Communications Equipment - 0.0 %
  50,000      CISCO Systems, Inc., 5.25%, 2/22/11                  $   51,541
              Electronic Equipment & Instruments - 0.3 %
 620,000      Agilent Technologies, Inc., 5.5%, 9/14/15            $  670,855
              Office Electronics - 0.6 %
 500,000      Xerox Corp., 5.5%, 5/15/12                           $  533,210
 500,000      Xerox Corp., 6.875%, 8/15/11                            525,622
 556,000      Xerox Corp., 7.125%, 6/15/10                            557,012
                                                                   $1,615,844
              Total Technology Hardware & Equipment                $2,338,240
              Telecommunication Services - 0.4 %
              Integrated Telecom Services - 0.4 %
 750,000      Telecom Italia Capital SA, 4.95%, 9/30/14            $  743,738
 290,000      Telecom Italia Capital, 4.875%, 10/1/10                 292,867
                                                                   $1,036,605
              Total Telecommunication Services                     $1,036,605
              Utilities - 0.6 %
              Electric Utilities - 0.6 %
1,000,000     Iberdrola Finance Ireland Ltd., 3.8%, 9/11/14 (144A) $  999,330
 500,000      Midamerican Energy Holdings Co., 5.95%, 5/15/37         513,331
                                                                   $1,512,661
              Total Utilities                                      $1,512,661
              TOTAL CORPORATE BONDS
              (Cost  $50,689,172)                                  $52,295,974
              U.S. GOVERNMENT OBLIGATIONS - 27.7 %
              Banks - 0.1 %
              Diversified Banks - 0.1 %
 250,000      Korea Development Bank, 5.3%, 1/17/13                $  262,715
              Total Banks                                          $  262,715
              Government - 27.6 %
 112,989  0.00Federal Home Loan Mortgage Corp., 4.84%, 1/25/12     $  119,061
 429,100  0.00Federal Home Loan Mortgage Corp., 4.5%, 9/1/12          442,744
  53,216  0.00Federal Home Loan Mortgage Corp., 4/1/25                 55,532
 396,271  0.00Federal Home Loan Mortgage Corp., 5.0%, 2/1/21          422,838
 208,590  0.00Federal Home Loan Mortgage Corp., 5.0%, 9/1/11          214,965
 446,871  0.00Federal Home Loan Mortgage Corp., 5.505%, 12/1/31       459,026
  11,394  0.00Federal Home Loan Mortgage Corp., 5.79%, 11/1/31         11,847
 138,224  0.00Federal Home Loan Mortgage Corp., 6.064%, 11/1/40       138,293
 789,517  0.00Federal Home Loan Mortgage Corp., 6.134%, 10/1/31       820,368
  14,434  0.00Federal Home Loan Mortgage Corp., 6.303%, 7/1/18         15,045
 645,091  0.00Federal Home Loan Mortgage Corp., 6.44%, 10/1/36        687,315
   6,608  0.00Federal Home Loan Mortgage Corp., 6.5%, 3/1/11            6,736
  16,589  0.00Federal Home Loan Mortgage Corp., 6.5%, 6/1/17           17,962
  61,942  0.00Federal Home Loan Mortgage Corp., 6.5%, 7/1/16           66,781
   7,470  0.00Federal Home Loan Mortgage Corp., 6.533%, 11/1/25         7,765
   3,810  0.00Federal Home Loan Mortgage Corp.,6.571%, 4/1/29           3,959
   4,122  0.00Federal Home Loan Mortgage Corp., 6.837%, 4/1/28          4,306
  10,777  0.00Federal Home Loan Mortgage Corp., 6.985%, 5/1/25         11,230
   4,761  0.00Federal Home Loan Mortgage Corp., 7.035%, 4/1/29          4,914
   6,051  0.00Federal Home Loan Mortgage Corp., 7.142%, 1/1/28          6,306
 209,826  0.00Federal Home Loan Mortgage Corp., 7.245%, 8/1/31        215,765
   2,512  0.00Federal Home Loan Mortgage Corp., 7.25%, 8/1/31           2,594
 421,802  0.00Federal Home Loan Mortgage Corp., 7.3%, 10/1/32         434,256
 122,451  0.00Federal Home Loan Mortgage Corp., 7.393%, 11/1/24       123,620
  23,630  0.00Federal Home Loan Mortgage Corp., 7.484%, 2/1/27         24,378
  76,153  0.00Federal Home Loan Mortgage Corp., 7.680%, 1/1/25         78,052
   3,466  0.00Federal Home Loan Mortgage Corp., 7.936%, 2/1/33          3,637
 281,909  0.00Federal National Mortgage Association, 5.0%, 7/1/15     293,556
 156,348  0.00Federal National Mortgage Association, 5.469%, 7/1/36   163,085
   7,124  0.00Federal National Mortgage Association, 5.5%, 1/1/12       7,270
 470,885  0.00Federal National Mortgage Association, 5.5%, 12/1/35    503,550
1,899,43  0.00Federal National Mortgage Association, 6.0%, 1/1/39   2,048,862
 258,343  0.00Federal National Mortgage Association, 6.0%, 2/1/34     281,896
 272,313  0.00Federal National Mortgage Association, 6.0%, 4/1/38     293,737
 568,030  0.00Federal National Mortgage Association, 6.339%, 12/1/3   593,233
 622,092  0.00Federal National Mortgage Association, 6.5%, 4/1/29     692,242
  18,827  0.00Federal National Mortgage Association, 6.5%, 6/1/14      20,327
 239,727  0.00Federal National Mortgage Association, 6.5%, 6/1/15     253,503
  19,314  0.00Federal National Mortgage Association, 6.5%, 6/1/16      20,877
  24,926  0.00Federal National Mortgage Association, 6.5%, 7/1/32      27,647
   2,905  0.00Federal National Mortgage Association, 6.5%, 8/1/13       3,137
   5,634  0.00Federal National Mortgage Association, 6.5%, 8/1/14       6,083
  76,983  0.00Federal National Mortgage Association, 6.5%, 8/1/17      83,430
 228,423  0.00Federal National Mortgage Association, 7.0%, 1/1/36     253,237
 435,566  0.00Federal National Mortgage Association, 7.0%, 10/1/19    487,896
  97,390  0.00Federal National Mortgage Association, 7.0%, 5/1/12      99,805
 292,298  0.00Federal National Mortgage Association, 7.0%, 7/1/17     321,063
 218,468  0.00Federal National Mortgage Association, 7.0%, 8/1/14     231,953
  97,129  0.00Federal National Mortgage Association, 7.243%, 12/1/2   101,361
 103,814  0.00Federal National Mortgage Association, 7.405%, 10/1/2   107,488
 250,650  0.00Federal National Mortgage Association, 7.586%, 10/1/2   258,707
 114,148  0.00Federal National Mortgage Association, 8.0%, 4/1/14     122,561
  45,093  0.00Federal National Mortgage Association, 7.0%, 7/1/12      46,788
 512,673  0.00Freddie Mac Gold Pool, 5.5%, 8/1/23                     551,380
 826,531  0.00Government National Mortgage Association, 6.0%, 11/15   897,407
 189,954  0.00Government National Mortgage Association, 6.0%, 12/15   208,677
  30,703  0.00Government National Mortgage Association, 6.0%, 5/20/    32,403
 240,470  0.00Government National Mortgage Association, 6.5%, 10/15   262,694
  91,722  0.00Government National Mortgage Association, 6.5%, 5/15/   102,132
  20,477  0.00Government National Mortgage Association, 6.5%, 7/15/    22,481
  28,891  0.00Government National Mortgage Association, 7.0%, 11/15    30,833
 320,128  0.00Government National Mortgage Association, 7.5%, 10/15   355,022
  61,033  0.00Government National Mortgage Association, 7.5%, 6/15/    65,979
   4,755  0.00Government National Mortgage Association, 7.50%, 8/15     4,950
2,000,000     United States Treasury Note, 1.75%                    2,039,532
5,000,000     United States Treasury Note, 1.875%, 6/15/12          5,112,500
11,000,000    United States Treasury Note, 2.5%  04/30/15           11,221,716
15,500,000    United States Treasury Note, 0.875%,  5/31/11         15,568,417
16,000,000    United States Treasury Note, 1.0%, 7/31/11            16,091,872
4,000,000     United States Treasury Note, 1.5%, 7/15/12            4,059,064
1,000,000     United States Treasury Note, 1.0%, 10/31/11           1,005,391
2,000,000     United States Treasury Note, 1.375%, 9/15/12          2,021,250
                                                                   $71,376,289
              Total Government                                     $71,376,289
              TOTAL U.S. GOVERNMENT OBLIGATIONS
              (Cost  $70,642,892)                                  $71,639,004
              MUNICIPAL BONDS - 0.5 %
              Government - 0.5 %
              Municipal  General - 0.5 %
 500,000      OH INFRA-TXB-2-BABS, 3.0%, 6/15/15                   $  500,205
 760,000      State of Illinois, 3.321%, 1/1/13                       772,358
                                                                   $1,272,563
              Total Government                                     $1,272,563
              TOTAL MUNICIPAL BONDS
              (Cost  $1,271,224)                                   $1,272,563
              SENIOR FLOATING RATE LOAN INTERESTS - 1.3 %
              Materials - 0.3 %
              Metal & Glass Containers - 0.2 %
 250,000      BWAY Holding Co., L+3.75%, 5/21/17                   $  249,740
 153,784  6.75Graham Packaging Co., L+4.25%, 4/5/14                   154,529
  16,275  2.68Graham Packaging Co., L+2.25%, 10/7/11                   16,071
                                                                   $  420,340
              Paper Packaging - 0.1 %
 263,115  3.04Graphic Packaging International, Inc., L+2.75%, 5/16/$  254,235
              Total Materials                                      $  674,575
              Capital Goods - 0.2 %
              Aerospace & Defense - 0.1 %
 350,000      Triumph Group Inc., L+3.0%, 3/23/16                  $  351,750
              Construction & Farm Machinery & Heavy Trucks - 0.1 %
 144,587  9.75Accuride Corp., L+6.75%, 6/30/13                     $  144,881
              Total Capital Goods                                  $  496,631
              Commercial Services & Supplies - 0.1 %
              Environmental & Facilities Services - 0.0 %
 195,477  2.34Synagro Technologies, Inc., L+2.00%, 4/2/14          $  176,663
              Total Commercial Services & Supplies                 $  176,663
              Consumer Services - 0.0 %
              Casinos & Gaming - 0.0 %
  16,583  2.80Gateway Casinos & Entertainment DD, L+2.5%, 9/30/14  $   15,782
  81,875  2.80Gateway Casinos & Entertainment, L+2.5%, 9/30/14         77,918
                                                                   $   93,700
              Total Consumer Services                              $   93,700
              Media - 0.1 %
              Movies & Entertainment - 0.1 %
 200,000  4.50Live Nation Entertainment, L+3.0%, 10/20/16          $  199,750
              Total Media                                          $  199,750
              Health Care Equipment & Services - 0.3 %
              Health Care Facilities - 0.2 %
  18,633  2.79*UN CHS/Community Health DD, L+2.25%, 7/25/14        $   17,464
 363,861  2.79CHS/Community Health Sys, Inc., L+2.25%, 7/25/14        341,029
  73,174  2.20Psychiatric Solutions, Inc., L+1.75%, 7/2/12             72,442
  79,115  2.37Sun Health Care, L+2.0%, 4/19/14                         75,832
  19,724  2.29Sun Health Care, L-0.1%, 4/19/14                         18,906
                                                                   $  525,673
              Health Care Supplies - 0.0 %
 198,199  3.54Bausch & Lomb, Inc., L+3.25%, 4/24/15                $  188,820
  48,067  3.54Bausch & Lomb, Inc., L+3.25%, 4/24/15 Delayed Draw       45,793
                                                                   $  234,613
              Total Health Care Equipment & Services               $  760,286
              Diversified Financials - 0.1 %
              Investment Banking & Brokerage - 0.1 %
 150,000  5.25LPL Holdings, Inc., L+3.75%, 6/28/17                 $  148,875
              Total Diversified Financials                         $  148,875
              Software & Services - 0.1 %
              It Consulting & Other Services - 0.1 %
 390,909  2.05Sungard Data Systems, Inc., L+1.75%,  2/28/14        $  374,002
              Total Software & Services                            $  374,002
              Telecommunication Services - 0.2 %
              Integrated Telecommunication Services - 0.1 %
  40,150  3.36Telesat Canada, Inc., DD L+3.0%, 10/31/14            $   38,758
 467,435  3.36Telesat Canada, Inc., L+3.0%, 10/31/14                  451,221
                                                                   $  489,979
              Total Telecommunication Services                     $  489,979
              TOTAL SENIOR FLOATING RATE LOAN INTERESTS
              (Cost  $3,372,761)                                   $3,414,461

              TEMPORARY CASH INVESTMENTS - 18.5 %
              Repurchase Agreement - 18.5 %
9,560,000     Bank of America, Inc., 0.20%, dated 5/28/10, repurchase
             price of $9,560,000 plus accrued interest on 6/1/10 collateralized by
              $9,751,200 Freddie Mac Giant, 5.0%, 7/1/35           $9,560,000

9,560,000     BNP Paribas SA, 0.20%, dated 5/28/10, repurchase price
              of $9,560,000 plus accrued interest on 6/1/10 collateralized by the following:
              $6,082,804 Federal Home Loan Mortgage Corp., 2.38-6.021%, 5/1/33-
6/1/36
              $2,389,789 Federal National Mortgage Association (ARM) 1.939-
6.143%, 12/1/13-5/1/40
              $1,278,607 Ginnie Mae I Construction Loan, 4.58-6.1%, 9,560,000

9,560,000     Deutsche Bank Securities, Inc., 0.20%, dated 5/28/10,
        price of $9,560,000 plus accrued interest on 6/1/10 collateralized by
              $9,751,200 Federal National Mortgage Association, 4.5-9,560,000

9,560,00  0.20JPMorgan, Inc., 0.20%, dated 5/28/10, repurchase pric plus accrued interest on 6/1/10 collateralized by $9,751,465 Government National Mortgage Association I, 4.5%, 7/159,560,000

9,560,00  0.21SG Americas Securities LLC, 0.21%, dated 5/28/10, repurchase price of $9,560,000 plus accrued interest on 6/1/10 collateralized by
              the following:
                 $5,425,976 Federal National Mortgage Association, 5.0, 8/1/24
                 $4,046,263 Freddie Mac Giant, 5.0%, 4/1/40         9,560,000
                                                                   $47,800,000
              Total Repurchase Agreement                           $47,800,000
              TOTAL TEMPORARY CASH INVESTMENTS
              (Cost  $47,800,000)                                  $47,800,000
              TOTAL INVESTMENT IN SECURITIES - 105.1%
              (Cost  $275,367,343) (a)                             $271,894,766
              OTHER ASSETS AND LIABILITIES - (5.1)%                $(13,218,854)
              TOTAL NET ASSETS - 100.0%                            $258,675,912


     NR       Not rated by either S&P or Moody's.

     WR       Withdrawn rating.

 (144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in

     **       Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending r

    (a) At May 31, 2010, the net unrealized loss on investments based on cost for federal income tax purposes of $276,114,652 was as follows:

              Aggregate gross unrealized gain for all investments in which
              there is an excess of value over tax cost            $3,476,058

              Aggregate gross unrealized loss for all investments in which
              there is an excess of tax cost over value             (6,830,339)

              Net unrealized loss                                  $(3,354,281)

(b) Debt obligation with a variable interest rate. Rate shown is rate at end of period.


Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of May 31, 2010, in valuing the Fund's assets:

				Level 1    Level 2    Level 3     Total
Convertible corporate bonds          $0    $627,300     $0        $627,300
Asset Backed Securities               0  18,440,467      0      18,440,467
Collateralized mortgage obligations   0  75,823,466  581,531    76,404,997
Corporate bonds                       0  52,295,974     0       52,295,974
U.S. Government Obligations           0  71,639,004     0       71,639,004
Municipal Bonds                       0   1,272,563     0        1,272,563
Senior Floating Rate Loan Oblig       0   3,414,461     0        3,414,461
Temporary Cash Investments            0  62,590,450     0       62,590,450
Total                                 0 $271,313,235 $581,531 $271,894,766


         Following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
                                   Asset          Collateralized
                                   Backed         Mortgage
                                   Securities     Obligations
Balance at 8/31/09                 $287,229      $693,277
Realized gain (loss)                70             0
Change in unrealized gain (loss)    0              0
Net purchases (sales)               (3,125)        (111,746)
Transfers in and out of Level 3     (284,174)      0
Balance at 5/31/10                  0            $581,531

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Short Term Income Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date July 30, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 30, 2010



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date July 30, 2010

* Print the name and title of each signing officer under his or her signature.